Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued Liabilities

9. Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2018	2017
Accrued loan interest and loan fees	$ 5,701	$ 5,221
Accrued operating expenses	5,519	5,199
Accrued voyage expenses and commissions	4,320	3,521
Accrued general and administrative expenses	1,200	1,170

Total	$16,740	$15,111